Note 12. Stock Warrants: Schedule of Share-based Payment Award, Stock Warrants, Valuation Assumptions (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Share-based Payment Award, Stock Warrants, Valuation Assumptions
	Six Months Ended June 30,
	2016	2015
Expected dividend yield	0.0%	0.0%
Weighted average volatility	282.3%	288.1%
Risk free interest rate	1.3 – 1.4%	1.9%
Expected term (in years)	7	7